Virtus ETF Trust II

Virtus AlphaSimplex Managed Futures ETF (the “Fund”)

Supplement dated September 16, 2025, to the Statement of Additional Information (“SAI”), as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 16, 2025, Tansu Demirbilek has been added as a portfolio manager for the Fund.

The disclosure under “PORTFOLIO MANAGERS” beginning on page 26 of the SAI is hereby amended by adding Mr. Demirbilek.

The disclosure in the “Ownership of Fund Shares” table beginning on page 26 of the SAI is hereby amended by adding a row for Mr. Demirbilek as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Tansu Demirbilek	None

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 26 of the SAI is hereby amended by adding a row for Mr. Demirbilek as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Tansu Demirbilek(*)	0	N/A	0	N/A	0	N/A

(*) As of July 31, 2025.

The disclosure in the “Other Accounts Managed (With Performance-Based Fees)” table beginning on page 26 of the SAI is hereby amended by adding a row for Mr. Demirbilek. as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Tansu Demirbilek(*)	0	N/A	0	N/A	0	N/A

(*) As of July 31, 2025.

Investors should retain this supplement with the SAI for future reference.